Accrued Expenses - Components of Accrued Expenses (Detail) - Summit Materials, LLC [Member] - USD ($) $ in Thousands	Jul. 02, 2016	Jan. 02, 2016	Dec. 27, 2014
Schedule Of Accrued Expenses [Line Items]
Interest	$ 25,588	$ 19,591	$ 32,475
Payroll and benefits	22,780	24,714	20,326
Capital lease obligations	12,599	15,263	17,530
Insurance	10,603	9,824	11,402
Non-income taxes	8,658	4,618	5,520
Professional fees	1,011	2,528	3,299
Other	25,704	16,404	10,944
Total	$ 106,943	$ 92,942	$ 101,496